SCHEDULE OF DEPOSITS AND ADVANCES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Deposits And Advances
Prepaid expense and other current assets	$ 535,021	$ 52,258
Advance to Suppliers	383,703	236,584
Advance to employees
Total	$ 918,724	$ 288,842